1. ORGANIZATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Noncontrolling interests	$ (116,110)		$ (116,110)		$ (101,246)	$ (80,967)
Cash equivalents					0	0
Asset impairment charges					$ 0	$ 0
Shares considered antidilutive					7,160,004	3,908,292
Amortization of deferred financing costs					$ 0	$ 27,641
Contract revenue	0	$ 0	149,625	$ 0	149,625	392,073
Research and development expenses	$ 207,782	$ 168,570	$ 402,566	$ 333,433	586,000	673,000
NIH Milestone [Member]
Contract revenue					$ 149,625
DARPA [Member]
Contract revenue						387,438
Battelle
Contract revenue						4,635
ESI [Member]
Equity ownership percentage					80.00%
Noncontrolling interest percentage					20.00%
Noncontrolling interests					$ (101,246)	$ (80,967)